Performance Management	Jun. 30, 2025
Virtus Newfleet ABS MACS
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Performance One Year or Less [Text]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Virtus Newfleet CMBS MACS
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Performance One Year or Less [Text]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Virtus Newfleet Floating Rate MACS
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Performance One Year or Less [Text]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Virtus Newfleet High Yield MACS
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Performance One Year or Less [Text]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Virtus Newfleet RMBS MACS
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Performance One Year or Less [Text]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Virtus Seix High Yield MACS
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Performance One Year or Less [Text]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Virtus Stone Harbor EMD MACS
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Performance One Year or Less [Text]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Virtus Stone Harbor EMD Sovereign MACS
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Performance One Year or Less [Text]	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.